Other Non-Financial Liabilities - Narrative (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial liabilities [line items]
Government and similar grants	€ 108.8	€ 85.2
CureVac
Disclosure of financial liabilities [line items]
Liabilities from share-based payment transactions, current	€ 15.0